CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement
Sale of units (in shares)	24,300,287
Private Placement
Statement
Sale of Private Placement Units (in shares)		3,500,000